Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 851
Ending Balance	866	£ 851
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,187	2,122
Additions	10	65
Re-measurement	483	4
Disposals	(401)	(6)
Effect of foreign currency exchange differences	18	2
Ending Balance	2,297	2,187
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,336)	(933)
Charge for the year	473	407
Disposals	401	6
Effect of foreign currency exchange differences	23	2
Ending Balance	(1,431)	(1,336)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	372
Ending Balance	599	372
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,093	1,087
Re-measurement	483	4
Disposals	(237)
Effect of foreign currency exchange differences	17	2
Ending Balance	1,356	1,093
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(721)	(453)
Charge for the year	251	266
Disposals	237
Effect of foreign currency exchange differences	22	2
Ending Balance	(757)	(721)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	130
Ending Balance	84	130
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	379	326
Additions	10	59
Disposals	(34)	(6)
Effect of foreign currency exchange differences	1
Ending Balance	356	379
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(249)	(221)
Charge for the year	56	34
Disposals	34	6
Effect of foreign currency exchange differences	1
Ending Balance	(272)	(249)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	349
Ending Balance	183	349
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	715	709
Additions		6
Disposals	(130)
Ending Balance	585	715
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(366)	(259)
Charge for the year	166	107
Disposals	130
Ending Balance	£ (402)	£ (366)